March 27, 2008




U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549




RE: VANGUARD WELLINGTON FUND (THE TRUST)
    FILE NO. 2-11444
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.




Sincerely,
The Vanguard Group, Inc.



Lisa L.B. Matson
Associate Counsel